Summary of Significant Accounting Policies (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2020 Partnership	Feb. 29, 2020	Jan. 01, 2020 USD ($)	Dec. 31, 2017 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of non controlling interests created | Partnership						2
Marketable securities	$ 1,068,913		$ 983,279	$ 94,455
Purchases of available for sale debt securities	505,339	$ 703,935	1,705,283	817,402
Proceeds from sales and maturities of marketable securities	419,783	104,613	815,440	725,070
Net cash flow from investing	(599,300)	(761,754)	(2,759,320)	(2,153,625)	$ 303,424
Cumulative adjustment	9,837,033	7,162,693	$ 9,895,815	$ 6,141,438	4,552,079				$ 4,460,546
Customer Concentration Risk
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk (as a percent)			27.00%	17.00%
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative adjustment	1,923,771	2,561,971	$ 1,920,635	$ 2,825,212	1,215,953			$ 192,700	655,446
Accumulated Other Comprehensive Income/(Loss)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative adjustment	$ 29,452	49,212	$ 34,395	2,093	$ (10,255)				381,381
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative adjustment				(192,705)
Cumulative Effect, Period of Adoption, Adjustment | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative adjustment				(192,705)					(2,863)
Cumulative Effect, Period of Adoption, Adjustment | Accumulated Other Comprehensive Income/(Loss)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative adjustment									$ 2,863
Current portion of Financial royalty assets | Vertex | Customer Concentration Risk
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk (as a percent)	28.00%		27.00%
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Marketable securities		88,800		37,500
Purchases of available for sale debt securities		66,700		388,000
Proceeds from sales and maturities of marketable securities		22,100		350,500
Net cash flow from investing		$ 88,800		$ 37,500
Old RPI | Legacy Investors Partnerships
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Non controlling interest (percentage)							18.00%
RP Holdings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Non controlling interest (percentage)	65.00%		64.00%
RP Holdings | Continuing Investors Partnerships
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Non controlling interest (percentage)	35.00%		36.00%